Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2020
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6)
Schedule of property, plant and equipment
	Automotive	Computer Equipment	Machinery and equipment	Leasehold improvements	Heap leach pads	Processing plant	Construction-in-progress *	Total
Cost
As at September 1, 2018	$ 14,783	$ 65,970	$ 1,300,721	$ 99,832	$ 1,490,851	$ -	$ 1,381,969	$ 4,354,126
Additions	-	4,950	-	21,147	-	-	-	26,097
Disposals	-	(7,142)	-	-	-	-	-	(7,142)
Foreign exchange	319	1,676	28,457	3,079	32,528	-	36,732	102,791
As at August 31, 2019	$ 15,102	$ 65,454	$ 1,329,178	$ 124,058	$ 1,523,379	$ -	$ 1,418,701	$ 4,475,872
Additions	29,270	173,534	51,659	91,621	-	600,517		946,601
Disposals	-	-	(30,040)	-	-	-	-	(30,040)
Transfer	-	-	-	-	-	1,756,516	(1,756,516)	-
Foreign exchange	(655)	(5,693)	(34,945)	(4,903)	(18,807)	-	(53,301)	(118,304)
As at August 31, 2020	$ 43,717	$ 233,295	$ 1,315,852	$ 210,776	$ 1,504,572	$ 1,756,516	$ 209,401	$ 5,274,129
Accumulated depreciation
As at September 1, 2018	$ 14,552	$ 48,911	$ 1,143,231	$ 78,759	$ 1,068,694	$ -	$ -	$ 2,354,147
Depreciation expense	12	7,191	36,718	4,956	304,238	-	-	353,115
Disposals	-	(5,214)	-	-	-	-	-	(5,214)
Foreign exchange	312	1,394	25,817	1,867	33,859	-	-	63,249
As at August 31, 2019	$ 14,876	$ 52,282	$ 1,205,766	$ 85,582	$ 1,406,791	$ -	$ -	$ 2,765,297
Depreciation expense	9,351	25,259	43,437	9,373	130,252	78,186	-	295,858
Foreign exchange	(450)	(1,514)	(19,196)	(1,763)	(32,471)	(1,452)	-	(56,846)
As at August 31, 2020	$ 23,777	$ 76,027	$ 1,230,007	$ 93,192	$ 1,504,572	$ 76,734	$ -	$ 3,004,309
Net book value
As at August 31, 2018	$ 231	$ 17,059	$ 157,490	$ 21,073	$ 422,157	$ -	$ 1,381,969	$ 1,999,979
As at August 31, 2019	$ 226	$ 13,172	$ 123,412	$ 38,476	$ 116,588	$ -	$ 1,418,701	$ 1,710,575
As at August 31, 2020	$ 19,940	$ 157,268	$ 85,845	$ 117,584	$ -	$ 1,679,782	$ 209,401	$ 2,269,820

* Construction in progress represents construction of the Company’s processing plant.